Expense Example	Mar. 31, 2025 USD ($)
Allspring Innovation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,227
Expense Example, with Redemption, 10 Years	2,028
Allspring Precious Metals Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,170
Expense Example, with Redemption, 10 Years	1,897
Allspring Precious Metals Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	2,227
Allspring Utility and Telecommunications Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	$ 1,871